CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 16, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 615.1	$ 664.1		$ 652.0
Short-term investments	119.0	127.2
Cash and cash equivalents including short-term investments	734.1	791.3
Credit facility available for use	499.6	248.7
Common shares	2,680.1	2,677.8
Capital Management Liabilities And Equity	3,579.7	3,326.5
Unamortized Deferred Transactions Costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs	5.0	5.8
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 400.0	$ 400.0	$ 400.0